Depreciation and Amortization - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Depreciation, Depletion and Amortization [Abstract]
Increase in net income and operating income due to depreciation adjustment	$ 11,089